PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 325,513		¥ 1,433,905		¥ 2,117,883
Less: accumulated depreciation	(124,559)		(486,400)		(810,413)
Property and equipment, net, Total	200,954		947,505		1,307,470
Future minimum lease payments
Future minimum lease payments	1,392				9,055
2018	1,111				7,227
2019	281				1,828
2020	0				0
2021	0				0
2022	0				0
Depreciation expense including assets under capital leases	53,420	¥ 347,567	243,190	¥ 145,694
Machinery and electronic equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	206,451		958,951		1,343,230
Capital leased assets
Capital leased assets, gross	4,483		48,910		29,167
Capital leased assets, accumulated depreciation	1,987		25,560		12,930
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	83,436		397,119		542,862
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	1,269		14,484		8,256
Construction in progress
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 34,357		¥ 63,351		¥ 223,535